Borrowings and derivative financial instrument - Capital management (Details) R in Millions	12 Months Ended
	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)
Disclosure of detailed information about borrowings [abstract]
Adjusted borrowings	R 39,252	R 39,426	R 37,437
Adjusted cash and cash equivalents	17,129	16,002	25,519
Net debt	22,123	23,424	11,918
Adjusted EBITDA	R 37,800	R 13,088	R 20,556
Net debt to adjusted EBITDA (ratio)	0.59	1.79	0.58